Derivative Liabilities - Forward Purchase Agreement (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Derivative Liabilities
Forward Purchase Per Unit	$ 10.00		$ 10.00
Forward purchase units		14,000,000	5,000,000
Additional forward purchase units			9,000,000
Forward purchase amount		$ 140,000,000	$ 14,000,000